Equipment Installment Plans (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Equipment installment plan receivables
The following table summarizes equipment installment plan receivables as of December 31, 2019 and 2018.

December 31,	2019	2018
(Dollars in millions)
Equipment installment plan receivables, gross	$1,008	$974
Allowance for credit losses	(84)	(77)
Equipment installment plan receivables, net	$924	$897

Net balance presented in the Consolidated Balance Sheet as:
Accounts receivable — Customers and agents (Current portion)	$587	$560
Other assets and deferred charges (Non-current portion)	337	337
Equipment installment plan receivables, net	$924	$897

Equipment installment plan receivables credit categories	The balance and aging of the equipment installment plan receivables on a gross basis by current credit category were as follows:

	December 31, 2019			December 31, 2018
	Lower Risk	Higher Risk	Total	Lower Risk	Higher Risk	Total
(Dollars in millions)
Unbilled	$931	$11	$942	$904	$17	$921
Billed — current	44	1	45	35	1	36
Billed — past due	20	1	21	15	2	17
Equipment installment plan receivables, gross	$995	$13	$1,008	$954	$20	$974

Equipment installment plans allowance for credit losses	The activity in the allowance for credit losses for equipment installment plan receivables was as follows:

	2019	2018
(Dollars in millions)
Allowance for credit losses, beginning of year	$77	$65
Bad debts expense	82	71
Write-offs, net of recoveries	(75)	(59)
Allowance for credit losses, end of year	$84	$77